                         MIMLIC CASH FUND, INC.
                     ANNUAL REPORT TO SHAREHOLDERS
                           SEPTEMBER 30, 1995

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders
MIMLIC Cash Fund, Inc.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of the MIMLIC Cash Fund, Inc. (the Fund) as of September 30, 1995 and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended September 30, 1995 and the period from November 1, 1993 to September 30, 1994 and the financial highlights for the year ended September 30, 1995, the period from November 1, 1993 to September 30, 1994 and each of the years in the three-year period ended October 31, 1993. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 1995 and the results of its operations, changes in its net assets and financial highlights, for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


                              KPMG Peat Marwick LLP


Minneapolis, Minnesota
November 3, 1995

                             MIMLIC CASH FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1995

                                  ASSETS
                                  ------
Investments in securities, at value - see accompanying
  schedule for detailed listing (identified cost: $10,911,862).......  $      10,911,862
Cash in bank on demand deposit.......................................             11,536
                                                                          --------------
    Total assets.....................................................         10,923,398
                                                                          --------------



                                LIABILITIES
                                -----------

Payable to Adviser for custodian fees................................                180
Dividends payable to shareholders....................................              1,281
                                                                          --------------
      Total liabilities..............................................              1,461
                                                                          --------------
Net assets applicable to outstanding capital stock...................  $      10,921,937
                                                                          --------------
                                                                          --------------
REPRESENTED BY:

  Capital stock - authorized 1,000,000,000 shares of $.01
    par value; outstanding, 10,921,937 shares........................  $         109,219
  Additional paid-in capital.........................................         10,812,718
                                                                          --------------

    Total - representing net assets applicable to
      outstanding capital stock......................................  $      10,921,937
                                                                          --------------
                                                                          --------------

Net asset value per share of outstanding capital stock...............  $            1.00
                                                                          --------------
                                                                          --------------


See accompanying notes to financial statements.

                             MIMLIC CASH FUND, INC.
                             STATEMENT OF OPERATIONS
                          YEAR ENDED SEPTEMBER 30, 1995


INVESTMENT INCOME:

  Interest.....................................................................   $  637,722
                                                                                   ---------

EXPENSES (NOTE 3):

  Custodian fees................................................................      11,112

  Less fees and expenses paid indirectly through expense offset arrangements ...      (1,629)
                                                                                   ---------
    Total net expenses .........................................................       9,483
                                                                                   ---------
    Investment income - net.....................................................     628,239
                                                                                   ---------
Net increase in net assets from operations......................................  $  628,239
                                                                                   ---------
                                                                                   ---------



See accompanying notes to financial statements.

                             MIMLIC CASH FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        YEAR ENDED SEPTEMBER 30, 1995 AND
             THE PERIOD FROM NOVEMBER 1, 1993 TO SEPTEMBER 30, 1994



                                                                                         1995                  1994
                                                                                    ---------------       -------------
OPERATIONS:
  Investment income - net. . . . . . . . . . . . . . . . . . . . . . . . .         $        628,239     $       447,206
                                                                                    ---------------       -------------
      Increase in net assets resulting from operations . . . . . . . . . .                  628,239             447,206
                                                                                    ---------------       -------------

Distributions to shareholders from net investment income . . . . . . . . .                 (628,239)           (447,206)
                                                                                    ---------------       -------------
CAPITAL SHARE TRANSACTIONS, AT CONSTANT NET ASSET VALUE OF $1.00:
  Proceeds from sales. . . . . . . . . . . . . . . . . . . . . . . . . . .               82,208,336         118,291,544
  Shares issued in reinvestment of net investment
    income distributions . . . . . . . . . . . . . . . . . . . . . . . . .                  626,208             450,141
  Payments for redemption of shares. . . . . . . . . . . . . . . . . . . .              (84,228,936)       (123,352,179)
                                                                                    ---------------       -------------

      Decrease in net assets from
        capital share transactions . . . . . . . . . . . . . . . . . . . .               (1,394,392)         (4,610,494)
                                                                                    ---------------       -------------

      Total decrease in net assets . . . . . . . . . . . . . . . . . . . .               (1,394,392)         (4,610,494)

Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . .               12,316,329          16,926,823
                                                                                    ---------------       -------------
Net assets at end of period. . . . . . . . . . . . . . . . . . . . . . . .         $     10,921,937     $    12,316,329
                                                                                    ---------------       -------------
                                                                                    ---------------       -------------

See accompanying notes to financial statements.

                             MIMLIC CASH FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1995


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     MIMLIC Cash Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Shares of the Fund are presently sold only to the advisory clients of Advantus Capital Management, Inc. (Advantus Capital or the Adviser), MIMLIC Asset Management Company (MIMLIC Management) and other affiliated investment advisers.

     On January 18, 1994, the Board of Directors elected to change the fiscal year end of the Fund from October 31 to September 30.

     The significant accounting policies followed by the Fund are summarized as follows:

     INVESTMENTS IN SECURITIES

     All securities are valued at the close of each business day. Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities are valued at amortized cost which approximates market value, in order to maintain a constant net asset value of $1.00.

     Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of premium and discount computed on a level-yield basis, is accrued daily.

     FEDERAL TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31 in order to avoid federal excise tax.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes due to temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income are declared daily and paid monthly. Such distributions are payable in cash or reinvested in additional shares of the Fund's capital stock.

                                        2
                             MIMLIC CASH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2)  INVESTMENT SECURITY TRANSACTIONS

     For the year ended September 30, 1995, purchases of securities and proceeds from sales aggregated $84,835,190 and $86,252,000, respectively.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     On February 14, 1995 shareholders of the Fund approved a new investment advisory agreement, effective March 1, 1995, with Advantus Capital. Advantus Capital is a wholly-owned subsidiary of MIMLIC Management which, prior to March 1, 1995, served as investment adviser to the Fund. Under the agreement, Advantus Capital manages the Fund's assets and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries. Because shares of the Fund are purchased only with funds managed by Advantus Capital, MIMLIC Management and other affiliated investment advisers for advisory clients, the Fund does not pay an advisory fee to Advantus Capital.

     Advantus Capital (MIMLIC Management prior to March 1, 1995) pays all expenses of the Fund except custodian fees. Advantus Capital (MIMLIC Management prior to March 1, 1995) directly incurs and pays the Fund's custodian fees and the Fund in turn reimburses Advantus Capital.

     The Fund has a compensating balance arrangement with its custodian where custodian fees are reduced by interest credits earned on cash balances maintained with the custodian. The total amount of interest credits earned for the year ended September 30, 1995 was $1,629.

     The Minnesota Mutual Life Insurance Company (Minnesota Mutual), the parent of MIMLIC Management, acts as the Fund's transfer agent, dividend disbursing agent and redemption agent.

     Minnesota Mutual and subsidiaries, as a whole, own 9,760,426 shares or 89.4% of the Fund's outstanding shares as of September 30, 1995.

                                        3
                             MIMLIC CASH FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

(4) FINANCIAL HIGHLIGHTS

    Per share data for a share of capital stock outstanding during the period and selected information for each period is as follows:


                                                               FOR THE
                                                              PERIOD FROM
                                                   YEAR       NOVEMBER 1,
                                                  ENDED        1993 TO
                                                 SEPTEMBER    SEPTEMBER 30,     YEAR ENDED OCTOBER 31,
                                                                            -----------------------------
                                                 30, 1995        1994         1993       1992      1991
                                                ----------    ------------  -------    -------   --------
    Net asset value, beginning of period.......  $1.0000        $1.0000     $1.0000    $1.0000   $1.0000
                                                ----------     ----------  ---------- ---------- ----------

    Income from investment operations:
      Net investment income....................   0.0571         0.0342      0.0320     0.0402    0.0638
                                                ----------     ----------  ---------- ---------- ----------

        Total from investment operations.......   0.0571         0.0342      0.0320     0.0402    0.0638
                                                ----------     ----------  ---------- ---------- ----------
    Less distributions:
      Dividends from net investment income.....  (0.0571)       (0.0342)    (0.0320)   (0.0402)  (0.0638)
                                                ----------     ----------  ---------- ---------- ----------

        Total distributions....................  (0.0571)       (0.0342)    (0.0320)   (0.0402)  (0.0638)
                                                ----------     ----------  ---------- ---------- ----------

    Net asset value, end of period.............  $1.0000        $1.0000     $1.0000    $1.0000   $1.0000
                                                ----------     ----------  ---------- ---------- ----------
                                                ----------     ----------  ---------- ---------- ----------

    Total return (a)...........................    5.87%          3.49%(b)    3.25%      4.10%     6.57%

    Net assets, end of period (in thousands)...  $10,922        $12,316     $16,927    $21,047   $32,691

    Ratio of expenses to average daily
      net assets ..............................    0.10%          0.08%(c)    0.07%      0.06%     0.08%

    Ratio of net investment income to
      average daily net assets ................    5.71%          3.68%(c)    3.20%      4.12%     6.21%

    _________________________

    (a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value.
    (b) Total return is presented for the eleven-month period from November 1, 1993 to September 30, 1994.
    (c) Adjusted to an annual basis.

                             MIMLIC CASH FUND, INC.
                            INVESTMENTS IN SECURITIES
                               SEPTEMBER 30, 1995

(Percentages of each investment category relate to total net assets.)


                                                                                                                   MARKET
       PRINCIPAL                                                                                                  VALUE(A)
       ---------                                                                                             ---------------
U.S. GOVERNMENT AND AGENCIES OBLIGATIONS ( 13.5%)
     $145,000 Farm Credit Discount Note. . . . . . . . . . . . . . . . . . . . .     5.70%       10/04/95    $       144,911
      150,000 Farm Credit Discount Note  . . . . . . . . . . . . . . . . . . . .     5.75%       10/25/95            149,413
     100,000 Federal National Mortgage Association Disco . . . . . . . . . . . .     5.76%       10/20/95             99,688
      200,000 Federal National Mortgage Association Disco. . . . . . . . . . . .     5.70%       10/20/95            199,380
      120,000 Federal National Mortgage Association Disco. . . . . . . . . . . .     5.66%       11/02/95            119,389
      125,000 U.S. Treasury Bill . . . . . . . . . . . . . . . . . . . . . . . .     5.53%       10/12/95            124,776
      640,000 U.S. Treasury Bill . . . . . . . . . . . . . . . . . . . . . . . .     5.79%       11/16/95            635,346
                                                                                                             ---------------
                        Total U.S. government and agencies obligations (cost: $1,472,903) . . . . . . . .          1,472,903
                                                                                                             ---------------

COMMERCIAL PAPER ( 86.5%)
   CAPITAL GOODS ( 6.4%)
     Aerospace/Defense ( 2.7%)
      300,000 Rockwell International  (c). . . . . . . . . . . . . . . . . . . . .   5.75%        11/13/95           297,939
                                                                                                             ---------------

     Information Processing ( 3.7%)
      400,000 Hewlett-Packard  . . . . . . . . . . . . . . . . . . . . . . . . . .   5.79%        10/17/95           398,937
                                                                                                             ---------------

   CONSUMER STAPLES ( 24.6%)
     Drugs ( 6.7%)
      440,000 American Home Products  (c). . . . . . . . . . . . . . . . . . . . .   5.89%        10/12/95           439,155
      300,000 Schering Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.75%        01/17/96           294,950
                                                                                                             ---------------
                                                                                                                     734,105
                                                                                                             ---------------
     Food ( 7.9%)
       500,000 Coca Cola Company . . . . . . . . . . . . . . . . . . . . . . . . .   5.73%        11/22/95           495,878
       370,000 CPC International Inc (c) . . . . . . . . . . . . . . . . . . . . .   5.81%        10/26/95           368,485
                                                                                                             ---------------
                                                                                                                     864,363
                                                                                                             ---------------
     Household Products ( 2.7%)
       300,000 Philip Morris . . . . . . . . . . . . . . . . . . . . . . . . . . .   5.76%        11/17/95           297,748
                                                                                                             ---------------

     Media ( 4.5%)
       500,000 McGraw-Hill Co. . . . . . . . . . . . . . . . . . . . . . . . . . .    5.76%        12/11/95           494,400
                                                                                                             ---------------

         Retail ( 2.8%)
                300,000 Toys R Us, Inc.  . . . . . . . . . . . . . . . . . . . . .    5.80%        10/25/95           298,817
                                                                                                             ---------------

     Credit Sensitive ( 4.6%)
        Hardware and Tools ( 4.6%)
        500,000 Stanley Works. . . . . . . . . . . . . . . . . . . . . . . . . . .    5.85%        10/05/95           499,601
                                                                                                             ---------------



See accompanying notes to investments in securites.



                           MIMLIC CASH FUND, INC.
                      INVESTMENTS IN SECURITIES - CONTINUED


                                                                                         MARKET
       PRINCIPAL                                                                        VALUE(a)
       ---------                                                                        --------
ENERGY ( 3.6%)
    Oil and Gas Production ( 3.6%)
          $400,000 Atlantic Richfield ........................   5.71%  12/20/95 $       395,005
                                                                                   -------------
FINANCIAL ( 27.3%)
    Consumer Finance ( 27.3%)
           400,000 American General Finance ..................   5.84%  11/21/95         396,718
           300,000 Associates Corp ...........................   5.78%  12/01/95         297,086
           500,000 Ford Motor Credit .........................   5.84%  11/14/95         496,425
           400,000 GMAC ......................................   6.01%  10/11/95         399,290
           500,000 Norwest Financial .........................   5.80%  11/15/95         496,371
           500,000 Pitney-Bowes Credit .......................   5.77%  12/27/95         493,143
           400,000 US West Capital (c)........................   5.83%  11/02/95         397,921
                                                                                   -------------
                                                                                       2,976,954
                                                                                   -------------
UTILITIES ( 20.0%)
    Electric ( 11.3%)
           340,000 Alabama Power .............................   5.79%  11/03/95         338,179
           500,000 Midamerica Energy .........................   5.85%  10/30/95         497,612
           400,000 Public Service Electric & Gas .............   5.88%  10/27/95         398,275
                                                                                   -------------
                                                                                       1,234,066
                                                                                   -------------
TELEPHONES ( 8.7%)
           250,000 Ameritech Corp ............................   5.83%  11/09/95         248,417
           300,000 AT&T Corp .................................   5.82%  10/24/95         298,860
           400,000 Southwestern Bell Capital Corp (c).........   5.81%  10/04/95         399,747
                                                                                   -------------
                                                                                         947,024
                                                                                   -------------
          Total commercial paper (cost: $9,438,959).....................               9,438,959
                                                                                   -------------
          Total investments in securities (cost: $10,911,862)(b)........       $      10,911,862
                                                                                   -------------
                                                                                   -------------


Notes to Investments in Securities
(a) Securities are valued by procedures described in note 1 to the financial statements.
(b) Also represents the cost of securities for federal income tax purposes at September 30, 1995.
(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program of other "accredited investors." This security has been determined to be liquid under guidelines established by the board of directors.